Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Parenthetical) (Detail) - Maximum Average Term [member] - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subsidiaries [member] | Macro securities SA [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 714,987	$ 7,063
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	997,346	1,120,919
Other related parties [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 4,673,348	$ 4,899,400